SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                        OF EACH OF THE LISTED PORTFOLIOS:

                              ---------------------


DWS Investments VIT Funds
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP

DWS Variable Series I
     DWS Bond VIP                                  DWS Growth & Income VIP
     DWS Capital Growth VIP                        DWS Health Care VIP
     DWS Global Opportunities VIP                  DWS International VIP

DWS Variable Series II
     DWS Alternative Asset Allocation Plus VIP     DWS Large Cap Value VIP
     DWS Balanced VIP                              DWS Mid Cap Growth VIP
     DWS Blue Chip VIP                             DWS Moderate Allocation VIP
     DWS Conservative Allocation VIP               DWS Money Market VIP
     DWS Core Fixed Income VIP                     DWS Small Cap Growth VIP
     DWS Diversified International Equity VIP      DWS Strategic Income VIP
     DWS Dreman Small Mid Cap Value VIP            DWS Strategic Value VIP
     DWS Global Thematic VIP                       DWS Technology VIP
     DWS Government & Agency Securities VIP        DWS Turner Mid Cap Growth VIP
     DWS Growth Allocation VIP
     DWS High Income VIP
--------------------------------------------------------------------------------

The following information replaces similar disclosure under "Revenue Sharing" in the "Purchase and Redemptions" or "Net Asset Value, Purchase and Redemption of Shares" section of each Portfolio's Statement of Additional Information:

Revenue Sharing

In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of Portfolio shares or the retention and/or servicing of investors and Portfolio shares ("revenue sharing").

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each Portfolio, to financial advisors in connection with the sale and/or distribution of Portfolio shares or the retention and/or servicing of Portfolio investors and Portfolio shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any portfolio, any record keeping/sub-transfer agency/networking fees payable by each Portfolio (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the Prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each Portfolio with "shelf space" or access to a third party platform or portfolio offering list, or other marketing programs including, without limitation, inclusion of each Portfolio on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each Portfolio attributable to the financial advisor, the particular portfolio or portfolio type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from .01% up to .50% of assets of the Portfolio serviced and maintained by the financial advisor, .05% to .25% of sales of the Portfolio attributable to the financial advisor, a flat fee of $4,000 up to $500,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of this Portfolio or of any particular share class of the Portfolio. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of this Portfolio.

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, each Portfolio has been advised that the Advisor, the Distributor and their affiliates expect that the following firms will receive revenue sharing payments at different points during the coming year as described above:

Channel: Broker-Dealers and Financial Advisors
----------------------------------------------
AIG Advisors Group
Ameriprise
Capital Analyst, Incorporated
Citigroup Global Markets, Inc. (dba Smith Barney)
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) Deutsche Bank Group
Ensemble Financial Services
First Allied Securities
HD Vest Investment Securities, Inc.
ING Advisors Network
John Hancock Distributors LLC
LPL Financial
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley
Oppenheimer & Co., Inc.
PlanMember Services
Prime Capital Inc.
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc
Securities America, Inc.
UBS Financial Services
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC

Channel: Cash Product Platform
------------------------------
Allegheny Investments LTD
Bank of America
Bank of New York (Hare & Co.)
BMO Capital Markets
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co.
Chicago Mercantile Exchange
Citibank, N.A.
D.A. Davidson & Company
Deutsche Bank Group

Fiduciary Trust Co. - International
First Southwest Company
J.P. Morgan Clearing Corp.
Legent Clearing LLC
Lincoln Investment Planning
LPL Financial
Mellon Financial Markets LLC
Mesirow Financial, Inc.
Penson Financial Services
Pershing Choice Platform
ProFunds Distributors, Inc.
Ridge Clearing & Outsourcing Solutions
Romano Brothers and Company
SAMCO Capital Markets
Smith Moore & Company
State Street Global Markets
Sungard Institutional Brokerage Inc.
Treasury Curve LLC
US Bancorp
William Blair & Company

Channel: Third Party Insurance Platforms
----------------------------------------
Allstate Life Insurance Company of New York
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
Columbus Life Insurance Company
Commonwealth Annuity and Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
Integrity Life Insurance Company
John Hancock Life Insurance companies
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Group
MetLife Group
Minnesota Life Insurance Company
National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Group
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
Sun Life Group
Symetra Life Insurance Company
Transamerica Life Insurance Company

Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

The Advisor, the Distributor or their affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial advisors at any time without notice.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial advisors may provide such financial advisors and/or their salespersons with an incentive to favor sales of shares of the DWS funds or a particular DWS fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial advisor does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial advisors may receive different compensation or incentives that may influence their recommendation of any particular share class of the Portfolio or of other portfolios. These payment arrangements, however, will not change the price that an investor pays for Portfolio shares or the amount that the Portfolio receives to invest on behalf of an investor and will not increase Portfolio expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and you should discuss this matter with your financial advisor and review your financial advisor's disclosures.

It is likely that broker-dealers that execute portfolio transactions for the Portfolio will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.






               Please Retain This Supplement for Future Reference




December 28, 2009








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